Other general administrative expenses - Schedule of technical reports includes the fees paid by various Group companies (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Selling, general and administrative expense [abstract]
Audit	€ 113.4	€ 104.6	€ 99.4
Audit-related services	6.4	6.0	6.0
Tax services	0.5	0.7	0.8
All other	4.8	2.4	1.2
Total	€ 125.1	€ 113.7	€ 107.4